UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23177

(Investment Company Act file number)

GOEHRING & ROZENCWAJG INVESTMENT FUNDS

(Exact name of Registrant as specified in charter)

Principal Executive Offices

115 Broadway, 5th Floor, New York, NY 10006

(Address of principal executive offices)

(646) 216-9777

(Registrant’s telephone number, including area code)

Adam A. Rozencwajg

Goehring & Rozencwajg Associates, LLC

115 Broadway, 5th Floor,

New York, NY 10006

(Name and address of agent for service)

Copy to:

Michael Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Date of fiscal year end: May 31

Date of reporting period: June 1, 2024 – November 30, 2024

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

November 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL : GRHIX

Goehring & Rozencwajg Resources Fund

FUND OVERVIEW

This semi-annual shareholder report contains important information about Goehring & Rozencwajg Resources Fund - Institutional for the period of June 1, 2024 to

November 30, 2024.

You can find additional information about the Fund at https://www.gr-funds.com/. You can also request this information by contacting us at 1-844-464-6467.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Goehring & Rozencwajg Resources Fund - Institutional	$45.07	0.92%

HOW DID THE FUND PERFORM SINCE INCEPTION?

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Institutional (Incep. December 29, 2016)	9.01%	21.42%	6.24%
MSCI All Country World Index	26.12%	11.36%	11.40%
MSCI World Index	27.83%	12.42%	12.18%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-866-759-5679 for current month-end performance.

FUND STATISTICS

  Total Net Assets$431,795,545
  # of Portfolio Holdings82
  Portfolio Turnover Rate (Institutional)15%
  Advisory Fees Paid$1,785,347

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.3%
Industrials	3.5%
Energy	35.6%
Materials	59.6%

INDUSTRY WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.3%
Precious Metal Mining	0.8%
Coal Operations	1.4%
Agricultural Chemicals	3.2%
Commercial Support Services	3.5%
Exploration & Production	5.2%
Oil & Gas Services & Equipment	9.4%
Base Metal	15.8%
Oil & Gas Producers	23.6%
Metals & Mining	35.8%

COUNTRY WEIGHTINGS

(as a % of Net Assets)

United States
46.4%
Canada
41.9%
South Africa
5.0%
United Kingdom
4.1%
Kazakhstan
1.7%
Bermuda
0.5%
Australia
0.4%
Russia
0.0%
0
10
20
30
40
50

Value	Value
Russia	0.0%
Australia	0.4%
Bermuda	0.5%
Kazakhstan	1.7%
United Kingdom	4.1%
South Africa	5.0%
Canada	41.9%
United States	46.4%

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Common Stock	95.3%
Mutual Fund	3.4%
Rights and Warrants	0.0%
Cash, Cash Equivalents, & Other Net Assets	1.3%

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.

Goehring & Rozencwajg Resources Fund

November 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

INSTITUTIONAL : GRHIX

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreement with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.gr-funds.com/.

  Goehring & Rozencwajg Associates, LLC

  1-844-464-6467

  info@gorozen.com

Distributor, ALPS Distributors, Inc.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-844-464-6467.

38035R208–SA–11302024

November 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

RETAIL : GRHAX

Goehring & Rozencwajg Resources Fund

FUND OVERVIEW

This semi-annual shareholder report contains important information about Goehring & Rozencwajg Resources Fund - Retail for the period of June 1, 2024 to

November 30, 2024.

You can find additional information about the Fund at https://www.gr-funds.com/. You can also request this information by contacting us at 1-844-464-6467.

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Goehring & Rozencwajg Resources Fund - Retail	$61.20	1.25%

HOW DID THE FUND PERFORM SINCE INCEPTION?

AVERAGE ANNUAL TOTAL RETURNS

Retail	1 Year	5 Year	Since Inception
Retail (Incep. December 29, 2016)	8.61%	21.02%	5.89%
MSCI All Country World Index	26.12%	11.36%	11.40%
MSCI World Index	27.83%	12.42%	12.18%

Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The chart presented above does not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-866-759-5679 for current month-end performance.

FUND STATISTICS

  Total Net Assets$431,795,545
  # of Portfolio Holdings82
  Portfolio Turnover Rate (Retail)15%
  Advisory Fees Paid$1,785,347

WHAT DID THE FUND INVEST IN?

SECTOR WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.3%
Industrials	3.5%
Energy	35.6%
Materials	59.6%

INDUSTRY WEIGHTINGS

(as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	1.3%
Precious Metal Mining	0.8%
Coal Operations	1.4%
Agricultural Chemicals	3.2%
Commercial Support Services	3.5%
Exploration & Production	5.2%
Oil & Gas Services & Equipment	9.4%
Base Metal	15.8%
Oil & Gas Producers	23.6%
Metals & Mining	35.8%

COUNTRY WEIGHTINGS

(as a % of Net Assets)

Value	Value
Russia	0.0%
Australia	0.4%
Bermuda	0.5%
Kazakhstan	1.7%
United Kingdom	4.1%
South Africa	5.0%
Canada	41.9%
United States	46.4%

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Common Stock	95.3%
Mutual Fund	3.4%
Rights and Warrants	0.0%
Cash, Cash Equivalents, & Other Net Assets	1.3%

MATERIAL FUND CHANGES

There have been no material fund changes during the reporting period.

Goehring & Rozencwajg Resources Fund

November 30, 2024

SEMI-ANNUAL SHAREHOLDER REPORT

RETAIL : GRHAX

CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

There have been no changes in or disagreement with the Fund's independent accounting firm during the reporting period.

AVAILABILITY OF ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.gr-funds.com/.

  Goehring & Rozencwajg Associates, LLC

  1-844-464-6467

  info@gorozen.com

Distributor, ALPS Distributors, Inc.

HOUSEHOLDING

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-844-464-6467.

38035R109–SA–11302024

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6. Investments.

(a)	The Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable to Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

GOEHRING & ROZENCWAJG

INVESTMENT FUNDS

SEMI-ANNUAL FINANCIAL STATEMENTS & OTHER INFORMATION

(INCLUDES N-CSR ITEMS 7-11)

NOVEMBER 30, 2024

Goehring & Rozencwajg Resources Fund

Institutional | 38035R208

Retail | 38035R109

Goehring & Rozencwajg Resources Fund

ITEM 7 – Financial Statements and Financial Highlights for
Open-End Management Investment Companies

Semi-Annual Report | November 30, 2024	1

Goehring & Rozencwajg Resources Fund	Schedule of Investments

November 30, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.3%)
ENERGY (35.6%)
Oil & Gas Producers (26.2%)
Antero Resources Corp.(a)	449,025	$14,678,628
Birchcliff Energy, Ltd.	2,999,946	11,335,105
Canadian Natural Resources, Ltd.	349,840	11,874,145
Civitas Resources, Inc.	102,830	5,334,820
Comstock Resources, Inc.	387,319	6,030,557
Diamondback Energy, Inc.	37,295	6,623,219
EQT Corp.	320,615	14,568,746
Expand Energy Corp.	58,713	5,810,238
Matador Resources Co.	153,414	9,206,374
Range Resources Corp.	769,780	27,511,938
		112,973,770
Oil & Gas Services & Equipment (9.4%)
Borr Drilling, Ltd.	555,109	2,065,005
CES Energy Solutions Corp.	194,636	1,342,940
Noble Corp. PLC	207,234	6,936,122
NOV, Inc.	102,005	1,634,120
Oceaneering International, Inc.(a)	251,581	7,542,398
Schlumberger NV	98,108	4,310,866
Seadrill, Ltd.(a)	258,842	10,519,339
Tidewater, Inc.(a)	3,914	202,432
Transocean Ltd.(a)	469,444	2,065,554
Valaris, Ltd.(a)	90,031	4,158,532
		40,777,308
MATERIALS (59.7%)
Agricultural Chemicals (2.5%)
Mosaic Co.	231,076	6,114,271
Nutrien Ltd.	98,037	4,574,406
		10,688,677
Base Metal (14.8%)
Amerigo Resources Ltd.	1,546,018	1,888,283
Cameco Corp.	352,769	20,972,117
ERO Copper Corp.(a)	190,851	2,915,827
First Quantum Minerals Ltd.	163,837	2,238,636
Freeport-McMoRan, Inc.	121,602	5,374,808
GMK Norilskiy Nickel PAO(b)	5	–
Hudbay Minerals, Inc.	421,173	3,757,331
Ivanhoe Mines Ltd. - Class A(a)	641,300	8,634,338
Lundin Mining Corp.	283,932	2,786,490
Mako Mining Corp.(a)	286,571	622,246
NAC Kazatomprom JSC(c)	178,826	7,233,512
NexGen Energy, Ltd.(a)	774,216	6,534,383

See Notes to Financial Statements and Financial Highlights.

2	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Schedule of Investments

November 30, 2024 (Unaudited)

Security Description	Shares	Value
Base Metal (continued)
Trilogy Metals, Inc.(a)	682,401	$779,859
		63,737,830
Chemicals (0.7%)
Intrepid Potash, Inc.(a)	112,390	3,046,893

Metals & Mining (40.3%)
Alamos Gold, Inc.	654,907	12,325,349
Alpha Metallurgical Resources, Inc.	45,899	11,271,417
Anglo American Platinum, Ltd.	1,424,855	8,135,922
Arch Coal, Inc. - Class A	36,106	6,207,344
Artemis Gold, Inc.(a)	787,856	8,199,037
Asante Gold Corp.(a)	1,922,270	1,606,411
Bellevue Gold, Ltd.(a)	2,122,109	1,771,712
Brixton Metals Corp.(a)	6,954,700	322,885
Caledonia Mining Corp. PLC	140,778	1,483,800
Calibre Mining Corp.(a)	1,716,812	3,065,626
Centrus Energy Corp.(a)	112,900	10,273,900
CONSOL Energy, Inc.	128,652	16,814,815
Denison Mines Corp.(a)	2,015,100	4,755,636
Encore Energy Corp.(a)	617,000	2,332,260
Energy Fuels, Inc.(a)	626,800	4,550,568
Equinox Gold Corp.(a)	833,805	4,740,608
Erdene Resource Development Corp.(a)	4,392,800	1,851,185
Foran Mining Corp.(a)	2,818,053	8,252,575
Founders Metals, Inc.(a)	565,187	1,626,873
G Mining Ventures Corp.(a)	458,777	3,496,411
GMK Norilskiy Nickel PAO(a)(b)	285,500	–
GoGold Resources, Inc.(a)	2,089,295	1,939,990
Greenheart Gold, Inc.(a)	316,635	144,742
Guardian Metal Resources PLC(a)	3,194,256	1,239,675
Gunnison Copper Corp.(a)	641,182	82,435
Impala Platinum Holdings, Ltd.	1,476,910	8,580,847
Ivanhoe Electric, Inc.(a)	916,113	8,712,235
K92 Mining, Inc.(a)	275,200	1,792,667
Loncor Gold, Inc.(a)	4,890,200	1,589,258
Los Andes Copper, Ltd.(a)	101,103	541,604
Minera Alamos, Inc.(a)	2,958,309	623,336
Montage Gold Corp - Restricted(a)(c)	553,985	794,149
Montage Gold Corp.(a)	1,143,025	1,820,611
Mountain Province Diamonds, Inc.(a)	317,715	27,232
Novagold Resources, Inc.(a)	199,690	730,865
Orezone Gold Corp.(a)	5,561,711	2,820,481
Orla Mining, Ltd.(a)	746,050	3,612,885
Pan American Silver Corp.	151,538	3,329,290
Sibanye Stillwater, Ltd.	876,388	3,584,427

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | November 30, 2024	3

Goehring & Rozencwajg Resources Fund	Schedule of Investments

November 30, 2024 (Unaudited)

Security Description	Shares	Value
Metals & Mining (continued)
Skeena Resources, Ltd.(a)	823,684	$7,771,769
Trilogy Metals, Inc.(a)	18,700	22,908
Triple Flag Precious Metals Corp.	53,412	885,845
United Co. RUSAL International PJSC(a)(b)	1,326,798	–
Uranium Energy Corp.(a)	928,402	7,715,021
Ur-Energy, Inc.(a)	1,743,400	2,283,854
		173,730,460
Precious Metal Mining (1.4%)
Endeavour Mining PLC	301,703	6,005,830

TOTAL COMMON STOCKS
(Cost $313,365,047)		410,960,768

MUTUAL FUND (3.4%)
MATERIALS (3.4%)
Base Metal (3.4%)
Sprott Physical Uranium Trust(a)	816,981	14,827,676

TOTAL MUTUAL FUND
(Cost $9,187,063)		14,827,676

WARRANTS (0.0%)(d)
ENERGY (0.0%)(d)
Oil & Gas Services & Equipment (0.0%)(d)
Diamond Offshore Drilling, Inc., Expires 04/23/2026, Strike Price $0.00	4,732	118
MATERIALS (0.0%)(d)
Metals & Mining (0.0%)(d)
Brixton Metals Corp. Warrants, Expires 11/21/2025, Strike Price $0.23	2,395,500	–
Erdene Resource Development Co Warrants, Expires 12/31/2024, Strike Price $0.40	1,500,000	203,565
Guardian Metal Resources Warrants EXP 08/28/2026, Expires 08/28/2026, Strike Price $0.01	1,597,128	–
Loncor Gold Restricted Warrants, Expires 05/05/2025, Strike Price $0.60(c)	2,000,000	–
Loncor Gold Warrants, Expires 12/31/2049, Strike Price $0.00	900,000	–
		203,565
TOTAL WARRANTS
(Cost $431,663)		203,683

See Notes to Financial Statements and Financial Highlights.

4	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Schedule of Investments

November 30, 2024 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS (2.4%)
Dreyfus Treasury Securities Cash Management, Institutional Class (7 day yield 4.512%)	10,533,955	$10,533,955

TOTAL SHORT TERM INVESTMENTS
(Cost $10,533,955)		10,533,955

TOTAL INVESTMENTS - (101.1%)
(Cost $333,517,728)		436,526,082

Liabilities in Excess of Other Assets - (-1.1%)		(4,730,537)

NET ASSETS - (100.0%)		$431,795,545

(a)	Non-income producing security.

(b)	Level 3 security in accordance with fair value hierarchy.

(c)	Securities were originally issued pursuant to Rule 144 or Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of November 30, 2024, the aggregate market value of those securities was $2,565,860, which represents approximately 0.59% of net assets.

(d)	Less than 0.05%

COUNTRY COMPOSITION

(As of November 30, 2024)

United States	47.5%
Canada	41.9%
South Africa	5.0%
Great Britain	4.1%
Kazakhstan	1.7%
Bermuda	0.5%
Australia	0.4%
Russia	0.0%
Total	101.1%

Percentages are based upon common stocks, rights, warrants, corporate bonds, private securities and short-term investments as a percentage of net assets.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | November 30, 2024	5

Goehring & Rozencwajg Resources Fund	Statement of Assets and Liabilities

November 30, 2024 (Unaudited)

ASSETS:
Investments, at value (cost $333,517,728)	$436,526,082
Cash	12,881
Foreign currency, at value (cost $81)	78
Receivable for shares sold	941,614
Dividends receivable	233,859
Interest receivable	31,598
Prepaid assets	29,702
Total Assets	437,775,814

LIABILITIES:
Payable for investments purchased	4,871,339
Payable for shares redeemed	664,199
Payable to adviser	245,638
Payable to custodian	37,085
Payable for administration fees	22,453
Payable for distribution and service fees	14,319
Payable to trustees	6,458
Payable to chief compliance officer	84,933
Payable for transfer agency fees	16,803
Payable for professional fees	14,717
Accrued expenses and other liabilities	2,325
Total Liabilities	5,980,269
NET ASSETS	$431,795,545

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$366,268,773
Total distributable earnings	65,526,772
NET ASSETS	$431,795,545

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$14.29
Net Assets	$400,881,144
Shares of beneficial interest outstanding	28,060,489
Retail Class:
Net Asset Value, offering and redemption price per share	$14.09
Net Assets	$30,914,401
Shares of beneficial interest outstanding	2,193,698

See Notes to Financial Statements and Financial Highlights.

6	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Statement of Operations

For the Six Months ended November 30, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$1,782
Dividends	2,380,708
Foreign taxes withheld	(129,840)
Total Investment Income	2,252,650

EXPENSES:
Investment advisory fee (Note 6)	1,785,347
Administration fee	187,076
Distribution and service fees
Retail Class	45,606
Custodian fee	138,475
Professional fees	67,647
Transfer agent fee	57,794
Trustees fees and expenses	49,010
Registration and filing fees	52,302
Printing fees	10,079
Chief compliance officer fee	13,597
Insurance expense	6,026
Other expenses	12,532
Total Expenses	2,425,491
Less fees waived by investment adviser
Institutional Class	(515,952)
Retail Class	(38,755)
Total fees waived/reimbursed by investment adviser (Note 6)	(554,707)
Net Expenses	1,870,784
NET INVESTMENT INCOME	381,866

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(6,718,412)
Foreign currency transactions	(33,809)
Net realized loss	(6,752,221)

Change in unrealized appreciation/(depreciation) on:
Investments	(10,639,647)
Translation of asset and liabilities denominated in foreign currency	2,296
Net change in unrealized appreciation/(depreciation)	(10,637,351)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(17,389,572)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,007,706)

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | November 30, 2024	7

Goehring & Rozencwajg Resources Fund	Statement of Changes in Net Assets

	Period Ended November 30, 2024 (Unaudited)	Year Ended May 31, 2024
OPERATIONS:
Net investment income	$381,866	$2,012,474
Net realized gain/(loss)	(6,752,221)	8,396,457
Net change in unrealized appreciation/(depreciation)	(10,637,351)	76,698,119
Net increase/(decrease) in net assets resulting from operations	(17,007,706)	87,107,050

DISTRIBUTIONS TO SHAREHOLDERS:	0	0
From distributable earnings
Retail	–	(734,816)
Institutional	–	(7,116,670)
Total distributions	–	(7,851,486)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	85,099,196	166,631,433
Dividends reinvested	–	5,464,195
Shares redeemed	(48,029,001)	(36,144,108)
Net increase from beneficial share transactions	37,070,195	135,951,520
Retail Class
Shares sold	6,727,391	6,219,152
Dividends reinvested	–	677,226
Shares redeemed	(3,935,911)	(4,850,305)
Net increase from beneficial share transactions	2,791,480	2,046,072

Net increase in net assets	22,853,969	217,253,157

NET ASSETS:
Beginning of year	408,941,576	191,688,419
End of year	$431,795,545	$408,941,576

See Notes to Financial Statements and Financial Highlights.

8	www.gr-funds.com

Page Intentionally Left Blank

Goehring & Rozencwajg Resources Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
Total distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(c)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

10	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Financial Highlights

Institutional Class	For a share outstanding throughout the periods presented

For the Six Months Ended November 30, 2024 (Unaudited)		For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
$14.89		$11.00	$13.61	$9.79	$4.99	$6.59

0.01		0.11	0.21	0.09	0.00 (b)	0.03
(0.61)		4.20	(2.66)	4.06	4.93	(1.59)
(0.60)		4.31	(2.45)	4.15	4.93	(1.56)

–		(0.42)	(0.16)	(0.33)	(0.13)	(0.04)
–		(0.42)	(0.16)	(0.33)	(0.13)	(0.04)
(0.60)		3.89	(2.61)	3.82	4.80	(1.60)
$14.29		$14.89	$11.00	$13.61	$9.79	$4.99
(4.03%)		39.71%	(18.05%)	43.65%	100.18%	(23.82%)

$400,881		$379,620	$171,581	$166,177	$78,230	$26,088

1.20	%(d)	2.28%	1.24%	1.31%	2.02%	2.43%
0.92	%(d)	1.84%	0.92%	0.92%	0.92%	0.92%
0.22	%(d)	1.60%	1.72%	0.79%	(0.02%)	0.50%

15	%(e)	11%	3%	22%	18%	84%

(a)	Calculated using the average shares method.

(b)	Less than $0.005 per share.

(c)	Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | November 30, 2024	11

Goehring & Rozencwajg Resources Fund	Financial Highlights

Retail Class	For a share outstanding throughout the periods presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(a)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
Total distributions
REDEMPTION FEES ADDED TO PAID IN CAPITAL

NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(b)

SUPPLEMENTAL DATA:
Net assets, End of Period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE

See Notes to Financial Statements and Financial Highlights.

12	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Financial Highlights

Retail Class	For a share outstanding throughout the periods presented

For the Six Months Ended November 30, 2024 (Unaudited)		For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	For the Year Ended May 31, 2020
$14.70		$10.89	$13.49	$9.72	$4.95	$6.55

(0.01)		0.06	0.17	0.05	(0.03)	0.02
(0.60)		4.15	(2.63)	4.02	4.91	(1.59)
(0.61)		4.21	(2.46)	4.07	4.88	(1.57)

–		(0.40)	(0.14)	(0.31)	(0.11)	(0.03)
–		(0.40)	(0.14)	(0.31)	(0.11)	(0.03)
0.00		0.00	0.00	0.01	0.00	0.00
(0.61)		3.81	(2.60)	3.77	4.77	(1.60)
$14.09		$14.70	$10.89	$13.49	$9.72	$4.95

(4.15%)		39.11%	(18.29%)	43.16%	99.83%	(24.09%)

$30,914		$29,322	$20,107	$24,240	$16,387	$4,137

1.54	%(c)	2.76%	1.57%	1.65%	2.24%	2.82%
1.25	%(c)	2.50%	1.25%	1.25%	1.25%	1.25%
(0.13	%)(c)	0.86%	1.40%	0.42%	(0.38%)	0.34%

15	%(d)	11%	3%	22%	18%	84%

(a)	Calculated using the average shares method.

(b)	Assumes an initial investment at commencement of operations, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal year. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Annualized.

(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.

Semi-Annual Report | November 30, 2024	13

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements and Financial Highlights

November 30, 2024 (Unaudited)

1. ORGANIZATION

The Goehring & Rozencwajg Resources Fund (the "Fund") is a no-load investment portfolio of Goehring & Rozencwajg Investment Funds (the “Trust”), an open-end series management investment company organized as a Massachusetts business trust on July 14, 2016, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 30, 2016. The Fund is a diversified investment company with an investment objective which seeks to maximize total return, which consists of income on its investments and capital appreciation. The Fund currently offers Retail Class Shares and Institutional Class Shares. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structure. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval. The Fund’s Investment Adviser is Goehring & Rozencwajg Associates, LLC (the “Adviser”).

The Fund will concentrate its investments in the securities of natural resources companies and other investments which provide economic exposure to natural resources or natural resources companies. When a Fund concentrates its investments in a particular sector or in particular industries, financial, economic, business, and other developments affecting issuers in that sector or in those industries will have a greater effect on that Fund than if it had not concentrated its assets in that sector or in those industries. The Fund’s concentration in natural resources investments exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. By investing primarily in natural resources investments, the Fund runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, or if there is no closing price or official closing price, the last sale price. If there have been no sales on that day, the securities are valued at the mean of the current bid and ask price. U.S. and non U.S. government and corporate debt securities are typically traded in the over-the-counter market internationally, and are generally valued using prices supplied by a pricing vendor approved by the Board based on the midpoint of quotes from multiple dealers and other factors deemed relevant by the pricing vendor. In the case of other securities not traded on an exchange, or if closing prices are not otherwise available, the market price is typically determined by independent third-party pricing vendors approved by the Fund’s Board using a variety of pricing techniques and methodologies. U.S. government and agency securities are valued by a third-party pricing vendor at the mean between the closing bid and ask prices. Other than with respect to the debt securities discussed above, the market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Fund’s Board, which may use, instead of quotes from dealers, a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments. Derivatives are valued using market quotations, a price supplied by a pricing service or counterparty, or using the fair value procedures discussed below, depending on the type of derivative and the availability of market quotations. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in the underlying funds are based on the underlying fund’s net asset value. Available cash is generally invested into a money market fund by the Fund’s custodian, and is valued at the latest net asset value per share as reported to the Fund’s administrator.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements and Financial Highlights

November 30, 2024 (Unaudited)

When the price quotations described above are not available, or when the Adviser believes that they are unreliable, the Fund’s assets may be priced using fair value procedures approved by the Board. Because the Fund invests in investments that may be thinly traded or for which the price quotations described above may not be readily available or may be unreliable – such as securities of small capitalization companies, securities of issuers located in emerging markets, high yield securities and derivatives – the Fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid – such as equity securities of large capitalization domestic issuers. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

Foreign Currency Translation: Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Transactions denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into U.S. dollar amounts on the date of those transactions. Adjustments from foreign currency transactions are reflected in the statement of operations.

The Fund does not isolate the portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of investments held. Those fluctuations are included with net unrealized gain from portfolio investments and foreign currency.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | November 30, 2024	15

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements and Financial Highlights

November 30, 2024 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2024:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$410,166,619	$794,149	$–	$410,960,768
Warrants	–	203,683	–	203,683
Mutual Fund	14,827,676	–	–	14,827,676
Short Term Investments	10,533,955	–	–	10,533,955
Total	$435,528,250	$997,832	$–	$436,526,082

*	See Schedule of Investments for industry classification.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion or amortization of discounts or premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and interest income is recognized on an accrual basis, are allocated daily to each class in proportion to its average daily net assets.

Class Expenses: Expenses that are specific to a class of shares of the Fund, including distribution fees (Rule 12b-1 fees), are charged directly to that share class.

16	www.gr-funds.com

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements and Financial Highlights

November 30, 2024 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that the Fund will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six-months ended November 30, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required.

The Fund’s tax return is subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and three years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from dividends and other income the Fund receives from its investments, including short-term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year. The Fund may make additional distributions and dividends at other times if the portfolio manager believes doing so may be necessary for the Fund to avoid or reduce taxes.

3. TAX BASIS INFORMATION

Tax Basis of Investments: As of November 30, 2024, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for federal tax purposes was as follows:

Gross unrealized appreciation (excess of value over tax cost)	$130,628,434
Gross unrealized depreciation (excess of tax cost over value)	(27,620,080)
Net unrealized appreciation	$103,008,354
Cost of investments for income tax purposes	$333,517,728

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund.

The tax character of distributions for the year ended May 31, 2024, were as follows:

Distributions Paid From:
Ordinary Income	$7,851,486
Total	$7,851,486

Semi-Annual Report | November 30, 2024	17

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements and Financial Highlights

November 30, 2024 (Unaudited)

4. SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of securities (excluding short-term securities during the six-months ended November 30, 2024, were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$95,902,984	$50,982,927

5. SHARES OF BENEFICIAL INTEREST

The capitalization of the Fund consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Purchasers of the shares do not have any obligation to make payments to the Fund or its creditors solely by reason of the purchaser’ ownership of the shares. Shares have no pre-emptive rights.

	For the Six Months Ended November 30, 2024 (Unaudited)	For the Year Ended May 31, 2024
Institutional Class
Shares sold	6,244,173	12,218,809
Shares issued in reinvestment of distributions to shareholders	–	416,161
Shares redeemed	(3,684,550)	(2,730,556)
Net increase in shares outstanding	2,559,623	9,904,414
Retail Class
Shares sold	501,623	464,085
Shares issued in reinvestment of distributions to shareholders	–	52,134
Shares redeemed	(302,090)	(369,089)
Net increase in shares outstanding	199,533	147,131

Shares redeemed within 30 days of purchase may incur a 2% short-term redemption fee deducted from the redemption amount. The Fund had redemption fees of $8,780 during the six-months ended November 30, 2024, and had redemption fees of $24,753 during the year ended May 31, 2024.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements and Financial Highlights

November 30, 2024 (Unaudited)

6. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Fund pays the Adviser an annual management fee of 0.90%, based on the Fund’s average daily net assets. The management fee is paid on a monthly basis.

The Adviser has contractually agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.92% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Retail Class shares, respectively. This agreement is in effect through September 30, 2025, may only be terminated before then by the Board, and is reevaluated on an annual basis. With respect to the Fund, the Adviser shall be permitted to recover, on a class-by-class basis, expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that the Fund’s expenses in later periods fall below the lesser of (1) the expense limit in effect at the time the Adviser waives or limits the expenses and (2) the expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such reduced fees and expenses more than three years after the date on which the fee and expense was reduced. Fees waived by the Adviser for the six-months ended November 30, 2024, are disclosed in the Statement of Operations.

For the six-months ended November 30, 2024, the fee waivers were as follows:

Fees Waived/Reimbursed by Adviser
Institutional Class	$(515,952)
Retail Class	(38,755)
TOTAL	$(554,707)

As of November 30, 2024, the balances of recoupable expenses for the Fund were as follows:

	Expiring in Fiscal Year 2025	Expiring in Fiscal Year 2026	Expiring in Fiscal Year 2027	Expiring in Fiscal Year 2028
Institutional Class	$432,662	$546,978	$528,672	$515,952
Retail Class	74,725	69,639	31,653	38,755
TOTAL	$507,387	$616,617	$560,325	$554,707

Distributor: ALPS Distributors, Inc. (“ADI” or the “Distributor”) (an affiliate of ALPS Fund Services, Inc.) ("ALPS") acts as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by ADI as agent for the Fund, although it is not obliged to sell any particular amount of shares.

Semi-Annual Report | November 30, 2024	19

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements and Financial Highlights

November 30, 2024 (Unaudited)

ADI is not entitled to any compensation from the Fund for its services as Distributor; however, ADI receives compensation from the Adviser. ADI is registered as a broker-dealer with the U.S. Securities and Exchange Commission.

The Fund has adopted a Distribution and Services Plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan”). The Plan allows the Fund, as applicable, to use the Fund’s assets to pay fees in connection with the distribution and marketing of the Fund’s shares and/or the provision of shareholder services to the Fund’s shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use shares of the Fund as their funding medium and for related expenses. The recipients of such payments may include other affiliates of the Adviser, broker-dealers, financial institutions, plan sponsors and administrators and other financial intermediaries through which investors may purchase shares of the Fund. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net asset value of the Retail Class. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of an investment in the Fund, and Plan fees may cost an investor more than other types of sales charges.

Under the Shareholder Services Plan (a “Services Plan”), the Fund is authorized to compensate certain financial institutions, including broker-dealers and Fund affiliates which may include the Distributor, Adviser and/or the transfer agent (the “Participating Organizations”), for providing services to the Fund or the Fund’s shareholders. This compensation may be used by the financial institution for payments to financial institutions and persons who provide administrative and support services to their customers who may from time to time beneficially own Retail Class shares. The Services Plan permits the Fund to make total payments at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to its Retail Class shares. However, the Fund may pay fees under the Services Plan at a lesser rate. Shareholder Services Plan fees are included with distribution and service fees on the Statement of Operations.

Fund Administrator Fees and Expenses: ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Fund. Pursuant to an Administration Agreement, ALPS provides operational services to the Fund including, but not limited to, fund accounting and fund administration and generally assist in the Fund’s operations. Several officers of the Trust are employees of ALPS. The Fund’s administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Fund for the six-months ended November 30, 2024, are disclosed in the Statement of Operations.

The Administrator is also reimbursed by the Fund for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer, dividend paying and shareholder servicing agent for the Fund. ALPS receives an annual minimum fee, a fee based upon the number of shareholder accounts, and is also reimbursed by the Fund for certain out-of-pocket expenses. Transfer agent fees paid by the Fund for the six-months ended November 30, 2024, are disclosed in the Statement of Operations.

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Goehring & Rozencwajg Resources Fund	Notes to Financial Statements and Financial Highlights

November 30, 2024 (Unaudited)

Compliance Services: ALPS provides services that assist the Fund’s chief compliance officer in monitoring and testing the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. ALPS is reimbursed for certain out-of-pocket expenses by the Fund. Compliance services fees paid by the Fund for the six-months ended November 30, 2024, are disclosed in the Statement of Operations.

Beneficial Ownership: The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of November 30, 2024, there were no entities that beneficially owned 25% or greater of a Fund’s outstanding shares.

7. PRINCIPAL RISKS

The following is a description of select principal risks of the Fund’s portfolio, which may adversely affect its net asset value, yield and total return. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its investment objective. The Fund's prospectus and statement of additional information provide details of the risks the Fund is subject to.

Commodities Risk: Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate more than if the Fund had a broader range of investments. To the extent that the Fund is more heavily exposed to a commodity sub-sector that undergoes a period of weakness, an investor can expect poor returns from the Fund.

Natural Resources Investment Risk: Investment in companies in the natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Energy prices may decline sharply, and a prolonged slump in energy prices is likely to have a negative effect on companies that extract, process or deliver energy-related commodities. Managers and investors applying environmental, social or governance ("ESG") screens may preclude investment in some or all natural resources-related companies, which could adversely affect the performance of such companies, and in turn, the Fund.

Concentration Risk: The Fund concentrates its investments in natural resources investments. Concentrating in natural resources investments increases the risk of loss because the stocks of many or all of the companies in the natural resources industry may decline in value due to a development adversely affecting the industry or one or more particular sub-industries or commodities. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources industry, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Semi-Annual Report | November 30, 2024	21

Goehring & Rozencwajg Resources Fund	Notes to Financial Statements and Financial Highlights

November 30, 2024 (Unaudited)

Market Disruption and Geopolitical Risk: Geopolitical and other events, such as war (including Russia's military invasion of Ukraine), terrorist attacks, natural environmental disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments may disrupt securities markets and adversely affect global economies and markets. These events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

8. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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Goehring & Rozencwajg Resources Fund	Tax Designations

November 30, 2024 (Unaudited)

1. FUND HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-PORT within 60 days after the end of the period. Copies of the Fund’s Form N-PORT are available without charge on the SEC's website at http://www.sec.gov. Quarterly portfolio holdings are also available on the Fund's website at http://www.gr-funds.com/#holdings

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

The Fund’s policies and procedures used in determining how to vote proxies and information regarding how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) 1-844-464-6467 and (2) on the SEC’s website at http://www.sec.gov.

3. TAX DESIGNATIONS

The Fund designates the following for federal income tax purposes for the calendar year ended December 31, 2023:

Qualified Dividend Income – 47.92%

Corporate Dividends Received Deduction – 37.66%

In early 2024 if applicable, shareholders of record should have received this information for the distributions paid to them by the Fund during the calendar year 2023 via Form 1099. The Fund will notify shareholders in early 2025 of amounts paid to them by the Fund, if any, during the calendar year 2024.

Semi-Annual Report | November 30, 2024	23

Goehring & Rozencwajg Resources Fund	Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies

November 30, 2024 (Unaudited)

There have been no changes in or disagreement with the Fund's independent accounting firm during the reporting period.

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Goehring & Rozencwajg Resources Fund	Item 9 – Proxy Disclosures for Open-End Management Investment Companies

November 30, 2024 (Unaudited)

There were no matters submitted to a vote of shareholders during the reporting period.

Semi-Annual Report | November 30, 2024	25

Goehring & Rozencwajg Resources Fund	Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

November 30, 2024 (Unaudited)

Included under Item 7 in the Notes to Financial Statements.

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Goehring & Rozencwajg Resources Fund	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

November 30, 2024 (Unaudited)

The Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund (the “Independent Trustees”), approved the renewal of the investment management agreement (the “Agreement”) between Goehring & Rozencwajg Resources Fund (the “Fund”) and Goehring & Rozencwajg Associates, LLC (the “Adviser”) at an in-person Board meeting held on June 20, 2024.

The Board of Trustees, including the Independent Trustees, meets over the course of the year with the Adviser’s principals and regularly reviews information regarding the investment program and performance of the Fund. The Trustees considered information provided to the Trustees in advance of and at the meeting, which included, among other things, information regarding: (i) the Fund’s investment performance and the performance of a group of comparable funds (prepared by a third party); (ii) the Fund’s investment objective and strategies; (iii) the Fund’s advisory fee and other expenses, including comparisons of the Fund’s fees to the fees of a group of similar funds (prepared by a third party) and other Adviser accounts, (iv) the Fund’s expense cap; and (v) arrangements in respect of the distribution of the Fund’s shares. The Independent Trustees also considered written responses to questions submitted to the Adviser in advance of the Meeting.

In considering whether to renew the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their renewal of the Agreement included, but were not limited to, the following:

The nature, extent and quality of the services to be provided to the Fund under the Agreement.

The Trustees considered the nature, extent and quality of the services provided by the Adviser to the Fund. In this regard, the Trustees took into account the experience of the Adviser’s principals and the time and attention they devote to the Fund. The Trustees also considered the Fund’s record of compliance with its investment restrictions and the compliance program of the Fund and the Adviser. They also took into account the time the Adviser devotes to the oversight of other Fund services providers.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Agreement.

Investment performance of the Adviser.

The Trustees reviewed performance information for the Fund for various time periods since the Fund’s inception. The review included a comparison of the Fund’s performance to the performance of a group of comparable funds prepared by a third party and certain benchmark indices. The Trustees also considered the Adviser’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes. The Trustees noted that although the Fund has experienced periods of underperformance, the Fund’s underperformance was attributable to market conditions and investment decisions that were consistent with the Fund’s investment strategies, and the Fund had also experienced periods of outperformance.

Semi-Annual Report | November 30, 2024	27

Goehring & Rozencwajg Resources Fund	Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract

November 30, 2024 (Unaudited)

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that these factors supported the renewal of the Agreement.

The costs of the services provided and profits realized by the Adviser from its relationship with the Fund.

The Trustees considered the fees charged to the Fund for advisory services as well as the Fund’s total expense levels. The Adviser furnished information to the Trustees showing a comparison of the Fund’s advisory fee and total expense levels compared to a group of comparable funds prepared by a third party. The Trustees noted that an expense cap is currently in place for the Fund, and the Fund’s advisory fee and expected total expenses (after application of the expense caps and waivers) align competitively with a comparable group of mutual funds. The Trustees noted that the Fund's total expenses and actual management fee (after application of the expense caps and waivers) was slightly above (in the case of total expenses) or slightly below (in the case of management fees) the median for comparable funds’ Institutional Class shares. The Trustees also considered information about fees charged by the Adviser to institutional clients, and the different services provided to those clients. The Trustees considered the profits of the Adviser related to the Fund and its business as a whole. The Trustees also considered that the Adviser is aware of the need to commit resources to minimize the effect on shareholders of any diseconomies of scale, which can result when a fund is smaller. In this regard, they noted that, because the Fund is relatively small, the Adviser continues to subsidize a portion of the Fund’s expenses by waiver of a portion of its management fee.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee for the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser in respect of its relationship with the Fund supported the renewal of the Agreement.

Economies of scale.

The Trustees considered to what extent economies of scale would likely be realized as the Fund grows and whether those economies would be shared with the Fund. The Trustees noted that because the Fund is relatively small, it is not expected to attain any economies of scale for the near future but it considered that the Fund and the Adviser are parties to an Expense Limitation Agreement, providing for reimbursement by the Adviser to the Fund for certain expenses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement that the extent to which economies of scale would be shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to so-called “fallout benefits” to the Adviser resulting from its management of the Fund, such as soft dollar arrangements and the benefits to the Adviser’s business generally from sponsoring a mutual fund. The Trustees also considered the possible conflicts of interest associated with these fallout and other benefits, as well as the steps the Adviser took to mitigate such possible conflicts of interest.

Based on their evaluation of all factors they deemed to be material, including those factors described above, the Trustees, including the Independent Trustees, concluded that the Agreement should be renewed for an additional one year period.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Any changes in and disagreements with accountants and on accounting and financial disclosure are filed under Item 7 of this Form.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Any remuneration paid to directors, officers, and others are filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of an investment advisory contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable to Registrant.

(b)	Not applicable to Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2) of Regulation S-K, or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this Report.
(a)(2) (a)(3) (a)(4) (a)(5)	Not applicable. Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as Exhibit 99.CERT. Not applicable. Not applicable.
(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002, are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goehring & Rozencwajg Investment Funds

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
President

Date:  February 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Adam A. Rozencwajg
Adam A. Rozencwajg
Principal Executive Officer and Principal Financial Officer

Date:  February 7, 2025